CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues (Note 12B1):
Services	$ 24,254	$ 39,413	$ 62,678
Products	2,909	7,936	6,836
Total revenues	27,163	47,349	69,514
Cost of revenues:
Services	19,438	32,923	37,067
Products	279	376	399
Total cost of revenues	19,717	33,299	37,466
Gross profit	7,446	14,050	32,048
Research and development costs	4,216	6,692	11,420
Selling, general, and administrative expenses	17,684	28,124	30,190
Goodwill impairment	9,632	13,185	5,670
Loss on sale of subsidiary and Appbuilder	4,063	3,989
Operating loss	(28,149)	(37,940)	(15,232)
Financial expenses, net (Note 12B3)	1,183	868	823
Loss before provision(benefit) for income taxes	(29,332)	(38,808)	(16,055)
Provision (benefit) for income taxes (Note 11)	3,323	(225)	(253)
Net loss from continued operation	(32,655)	(38,583)	(15,802)
Net profit from discontinued operation	188	434	537
Net loss	(32,467)	(38,149)	(15,265)
Share in loss of affiliated company			(10)
Net income (loss) attributable to noncontrolling interests	91	(55)	(295)
Net loss attributable to BluePhoenix shareholders	$ (32,376)	$ (38,204)	$ (15,570)
Net loss per share:
From continued operation basic and diluted	$ (5.28)	$ (6.55)	$ (3.0)
From discontinued operation basic and diluted	$ 0.03	$ 0.07	$ 0.1
Attributable to the shareholders	$ (5.25)	$ (6.48)	$ (2.9)
Weighted average shares outstanding, basic and diluted	6,158	5,889	5,375